GOODWILL AND INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET

NOTE 5:GOODWILL AND INTANGIBLE ASSETS, NET

a.Goodwill

The changes in the net carrying amount of goodwill in 2020 and six months ended June 30, 2021 were as follows:

Balance as of January 1, 2020	$125,809

Acquisition of Content IQ	$23,361

Acquisition of Pub Ocean	$3,133

Balance as of December 31, 2020	$152,303

Balance as of June 30, 2021	$152,303

Goodwill has been recorded as a result of prior acquisitions and represents excess of the consideration over the net fair value of the assets of the businesses acquired. As of June 30, 2021, the Company had two reporting units – Advertising and Search monetization. The Company performs tests for impairment of goodwill at the reporting unit level at least annually, or more frequently if events or changes in circumstances occur that would more likely than not reduce the fair value of a reporting unit below its carrying value. As of June 30, 2021, the Company determined that there were no indicators of potential impairment with regards to its reporting units which required interim goodwill impairment analysis.

F - 11

PERION NETWORK LTD. AND ITS SUBSIDIARIES

NOTES TO THE INTERIM CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 5:GOODWILL AND INTANGIBLE ASSETS, NET (Cont.)

b.Intangible assets, net

The following is a summary of intangible assets as of June 30, 2021:

	December 31, 2020	Amortization	June 30, 2021

Acquired technology	$53,412	$-	$53,412
Accumulated amortization	(25,548)	(2,237)	(27,785)
Impairment	(8,749)	-	(8,749)
Acquired technology, net	19,115	(2,237)	16,878

Customer relationships	36,860	-	36,860
Accumulated amortization	(22,161)	(347)	(22,508)
Impairment	(10,426)	-	(10,426)
Customer relationships, net	4,273	(347)	3,926

Tradename and other	18,503	-	18,503
Accumulated amortization	(12,405)	(114)	(12,519)
Impairment	(5,110)	-	(5,110)
Tradename and other, net	988	(114)	874

Intangible assets, net	$24,376	$(2,698)	$21,678

The following is a summary of intangible assets as of December 31, 2020:

	December 31, 2019	Additions	Amortization	OCI	December 31, 2020

Acquired technology	$31,159	$22,101	$-	$152	$53,412
Accumulated amortization	(21,810)	-	(3,579)	(159)	(25,548)
Impairment	(8,749)	-	-	-	(8,749)
Acquired technology, net	600	22,101	(3,579)	(7)	19,115

Customer relationships	31,911	4,901	-	48	36,860
Accumulated amortization	(20,727)	-	(1,465)	31	(22,161)
Impairment	(10,426)	-	-	-	(10,426)
Customer relationships, net	758	4,901	(1,465)	79	4,273

Tradename and other	18,284	-	-	219	18,503
Accumulated amortization	(11,897)	-	(217)	(291)	(12,405)
Impairment	(5,110)	-	-	-	(5,110)
Tradename and other, net	1,277	-	(217)	(72)	988

Intangible assets, net	$2,635	$27,002	$(5,261)	$-	$24,376